Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions (Details) [Line Items]
Advertising fee	$ 180,000
Nature of Common Ownership or Management Control Relationships	1.7%
Description of related party transaction	The contract was further amended on June 25, 2020 where the fee will be 2.25% of the initial listing value of collectibles or artwork from July 1, 2020 to December 31, 2020, then return back to 1.5% from January 1, 2021 to December 31, 2021.
Administration services fees	$ 65,000	$ 54,000
Percentage of beneficial shareholder		11.64%
Monthly rental expense		$ 14,000
Total rental expense	$ 158,000	$ 148,000
Kashi Jinwang Art Purchase E-commerce Co., Ltd [Member]
Related party transactions (Details) [Line Items]
Advertising fee percentage	1.50%